RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amount due from related parties	$ 135,000	$ 85,000
Mercer Park, L.P.
Disclosure of transactions between related parties [line items]
Advance paid for services	83,371	48,008
Management fees	3,875,612
Lease fees	449,884
Mercer Park Brand Acquisition Corp. ("Brand")
Disclosure of transactions between related parties [line items]
Amount due from related parties	135,000	85,000
Panther Residential Management, LLC ("Panther")
Disclosure of transactions between related parties [line items]
Office expenses	102,000	67,500
Capitalized rental fees	450,000	262,500
Interest expense	4,391	3,508
Depreciation related to an office lease	21,328	$ 12,441
Acquisition fees	$ 150,000